Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net (loss) income	$ (3,368)	$ 90,982	$ (148,986)
Income from discontinued operations (note 23)	(274,095)	(115,286)	(175,721)
Loss from continuing operations	(277,463)	(24,304)	(324,707)
Non-cash and non-operating items:
Depreciation, Depletion and Amortization	106,084	131,379	153,907
Write-down and (gain) loss on sale of assets (note 18)	92,368	149,238	183,874
Asset retirement obligation extinguishment gain (note 6)	(32,950)	0	0
Gain on commencement of sales-type lease (note 2)	0	(44,943)	0
Equity loss (income)	14,107	(5,100)	73,342
Foreign Currency Transaction Gain (Loss), Unrealized and Other	19,363	30,146	42,321
Change in operating assets and liabilities (note 17)	(63,414)	118,500	(56,291)
Net operating cash flow - continuing operations	(141,905)	354,916	72,446
Net operating cash flow - discontinued operations (note 23)	220,021	629,101	310,860
Net operating cash flow	78,116	984,017	383,306
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	221,167	574,872	292,048
Prepayments of long-term debt	(135,000)	(900,767)	(615,961)
Scheduled repayments of long-term debt and settlement of related swaps (note 8)	(11,229)	(49,886)	(101,107)
Proceeds from short-term debt	50,000	235,000	200,000
Prepayments of short-term debt	(35,000)	(275,000)	(150,000)
Proceeds from financing related to sale-leaseback of vessels, net of issuance costs	140,226	0	63,720
Prepayments of obligations related to finance leases	(184,115)	(29,596)	0
Scheduled repayments of obligations related to finance leases	(23,873)	(25,149)	(24,221)
Purchase of Common Stock of Subsidiaries	(4,749)	0	0
Cash dividends paid	0	0	(5,523)
Other financing activities	(1,046)	(798)	(580)
Net financing cash flow - continuing operations	16,381	(471,324)	(341,624)
Net financing cash flow - discontinued operations (note 23)	(242,037)	(626,189)	(40,605)
Net financing cash flow	(225,656)	(1,097,513)	(382,229)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(21,447)	(16,025)	(11,628)
Proceeds from sale of vessels and equipment (note 18)	58,090	60,915	20,008
Proceeds from sale of assets, net of cash sold (notes 13 and 18)	0	24,977	100,000
Proceeds from repayments of advances to equity-accounted joint venture	1,500	4,650	0
Other investing activities	0	(9,983)	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	38,143	64,534	108,380
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(30,973)	(1,473)	(158,771)
Net investing cash flow	7,170	63,061	(50,391)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(140,370)	(50,435)	(49,314)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	405,890	456,325	505,639
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	$ 265,520	$ 405,890	$ 456,325